Form N-1A Supplement	Mar. 31, 2026
WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE